Note 15 - Segmented Information	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
15.	SEGMENTED INFORMATION

The Company operates
two
distinct reportable business segments as follows:

Print-based English Language Learning: Lingo Learning is a print-based publisher of English language learning textbook programs in China. It earns significantly higher royalties from Licensing Sales compared to Finished Product Sales.

Online English Language Learning: ELL Technologies is a global web-based educational technology (“EdTech”) English language learning training and assessment company. It earns training revenue by developing and hosting online English language learning solutions for its customers, both off the shelf and customized solutions.

The company reports an aggregate revenue number that incorporates all revenues generated from print-based and online-based segments. The revenue of print-based is the royalty income from People’s Education & Audio Visual Press. The revenue of online-based is from licensing revenue to the Company’s online English Education programs.

Transactions between operating segments are recorded at the exchange amount and eliminated upon consolidation.

Segmented Information (Before Other Financial Items Below)

June 30, 2018	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$190,532	$1,235,158	$1,425,690
Segmented liabilities	367,609	497,505	865,114
Segmented revenue	162,376	878,138	1,040,514
Segmented direct costs	51,032	42,174	93,206
Segmented selling, general & administrative	422,030	202,594	624,624
Segmented profit / (loss)	(510,942)	492,096	(18,846)

June 30, 2017	Online English Language Learning	Print-Based English Language Learning	Total
Segmented assets	$5,733,343	$1,248,343	$6,981,686
Segmented liabilities	180,266	279,547	459,813
Segmented revenue	723,358	943,534	1,666,892
Segmented direct costs	65,803	45,914	111,717
Segmented selling, general & administrative	319,724	270,333	590,057
Segmented intangible amortization	601,674	-	601,674
Segmented profit / (loss)	(264,172)	481,951	217,779
Segmented intangible addition	1,590,420	-	1,590,420

Other Financial Items	2018	2017
Online English Language Learning segmented income (loss)	$(510,942)	$(264,172)
Print-Based English Language Learning segmented income (loss)	492,096	481,951
Foreign exchange gain / (loss)	63,956	(118,154)
Interest expense and other financial expense	(38,924)	(21,837)
Share-based payment	(73,071)	(30,721)
Other comprehensive income (loss)	636	(948)
Total Comprehensive Income (Loss)	$(66,249)	$46,119

Revenue by Geographic Region

	2018	2017	2016
Latin America	$112,458	$673,655	$756,479
China	898,155	967,936	1,497,450
Other	29,901	25,301	52,326
	$1,040,514	$1,666,892	$2,306,225

Identifiable Assets by Geographic Region
	2018	2017	2016
Canada	$1,422,058	$6,981,686	$7,656,221
China	3,632	-	7,510
	$1,425,690	$6,981,686	$7,663,731